COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 ILS	Aug. 31, 2009 USD ($)	Aug. 31, 2009 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 31, 2012 Net Consolidated Consulting Services Revenue [Member]	Dec. 31, 2013 Cost Of Revenue [Member] USD ($)	Dec. 31, 2012 Cost Of Revenue [Member] USD ($)	Dec. 31, 2011 Cost Of Revenue [Member] USD ($)	Dec. 31, 2013 Minimum [Member]	Jan. 31, 2012 Minimum [Member] Net Consolidated Licence and Maintenance Revenue [Member]	Dec. 31, 2013 Maximum [Member]	Jan. 31, 2012 Maximum [Member] Net Consolidated Licence and Maintenance Revenue [Member]
Bank Guarantees For Performance Of Various Contracts					$ 14,500
Bank Guarantees For Rent To Be Paid For Offices					4,400
Commitments Covenants Description					Matrix committed not to distribute dividends that will cause its equity (when measured based on International Financial Reporting Standards ("IFRS") to be less than NIS 275,000 (approximately $79,000). As of December 31, 2013, Matrix's equity was approximately NIS 581,000 (approximately $167,000) (as measured based on IFRS).
Loss Contingency, Damages Sought, Value			14,980	52,000
Operating Leases, Rent Expense					16,107	15,559	13,000
Loss Contingency Damages Increased Sought Value	68,568	238,000
Royalty Guarantees Commitments Percentage								0.35%					3.00%		3.50%
Royalty Guarantees Commitments Based On Grants Percentage												100.00%		150.00%
Royalty Expense									$ 450	$ 574	$ 340